Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Cash flows provided from operating activities:
Net income	$ 11,218,000	$ 11,916,000	$ 21,835,000
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	(11,742,000)	(10,106,000)	(10,761,000)
Adjustments to reconcile net income to net cash provided from operating activities:
Loss on disposals of property and equipment	63,000	285,000	228,000
Stock-based compensation	1,037,000	884,000	868,000
Impairment and other lease charges	1,293,000	709,000	487,000
Depreciation and amortization	16,058,000	15,354,000	14,714,000
Amortization of deferred financing costs	738,000	934,000	974,000
Amortization of unearned purchase discounts	0	0	(2,149,000)
Amortization of deferred gains from sale-leaseback transactions	1,987,000	1,825,000	1,702,000
Gain on settlements of lease financing obligations	0	0	133,000
Accretion of interest on lease financing obligations	(7,000)	(3,000)	(3,000)
Deferred income taxes	4,828,000	2,046,000	4,266,000
Loss on extinguishment of debt	733,000	0	0
Changes in other operating assets and liabilities:
Refundable income taxes	1,773,000	116,000	1,514,000
Accounts payable	(932,000)	(2,026,000)	1,564,000
Accrued interest	(6,827,000)	(27,000)	(862,000)
Accrued payroll, related taxes and benefits	574,000	(2,226,000)	2,810,000
Accrued income taxes	0	0	(2,099,000)
Other	(20,160,000)	(16,455,000)	(17,880,000)
Net cash provided from operating activities of continuing operations	33,448,000	32,260,000	46,409,000
Cash flows used for investing activities:
New restaurant development	(1,757,000)	(2,697,000)	(1,907,000)
Restaurant remodeling	(8,533,000)	(5,541,000)	(10,360,000)
Other restaurant capital expenditures	(12,632,000)	(4,177,000)	(7,094,000)
Corporate and restaurant information systems	(4,849,000)	(1,234,000)	(1,456,000)
Total capital expenditures	(27,771,000)	(13,649,000)	(20,817,000)
Properties purchased for sale-leaseback	(2,058,000)	(2,390,000)	(1,197,000)
Proceeds from sale-leaseback transactions	2,818,000	3,413,000	4,306,000
Proceeds from insurance recovery	477,000	0	0
Proceeds from sales of other properties	573,000	0	249,000
Net cash used for investing activities of continuing operations	(25,961,000)	(12,626,000)	(17,459,000)
Cash flows provided from (used for) financing activities:
Capital contribution to Fiesta Restaurant Group	(3,345,000)	0
Dividend from Fiesta Restaurant Group	192,307,000	0
Term loan borrowings from new Carrols LLC credit facility	65,000,000	0	0
Borrowings on Carrols LLC revolving credit facility	27,100,000	0	0
Repayments on Carrols LLC revolving credit facility	(23,100,000)	0	0
Borrowings on prior revolving credit facility	32,700,000	97,100,000	102,300,000
Repayments on prior revolving credit facility	(32,700,000)	(99,000,000)	(118,400,000)
Repayments of term loans under prior credit facility	(80,214,000)	0	0
Repayments of prior Carrols senior subordinated notes	(165,000,000)	0	0
Scheduled principal payments on term loans under prior credit facility	(7,036,000)	(11,727,000)	(12,000,000)
Scheduled principal payments on Carrols LLC term loans	(1,625,000)	0	0
Principal pre-payments on term loans	0	(6,023,000)	0
Principal payments on capital leases	(2,000)	(35,000)	(62,000)
Proceeds from lease financing obligations	0	0	835,000
Settlement of lease financing obligations	0	0	(1,945,000)
Financing costs associated with issuance of lease financing obligations	0	0	(4,000)
Financing costs associated with issuance of debt	(1,845,000)	0	0
Excess tax benefits from stock-based compensation	152,000	0	0
Proceeds from stock option exercises	551,000	64,000	0
Net cash provided from (used for) financing activities of continuing operations	2,943,000	(19,621,000)	(29,276,000)
Net increase in cash from continuing operations	10,430,000	13,000	(326,000)
Net cash provided from (used for) operating activities of discontinued operations	21,052,000	14,488,000	14,279,000
Net cash used for investing activities of discontinued operations	(15,082,000)	(15,714,000)	(12,910,000)
Net cash provided from (used for) financing activities of discontinued operations	5,117,000	(45,000)	(40,000)
Net increase (decrease) in cash from discontinued operations	11,087,000	(1,271,000)	1,329,000
Net increase (decrease) in cash and cash equivalents	21,517,000	(1,258,000)	1,003,000
Cash and cash equivalents, beginning of year	3,144,000	4,402,000	3,399,000
Cash and cash equivalents, end of year	24,661,000	3,144,000	4,402,000
Supplemental disclosures:
Interest paid on long-term debt	18,055,000	16,772,000	18,317,000
Interest paid on lease financing obligations	96,000	100,000	234,000
Accruals for capital expenditures	307,000	183,000	309,000
Income taxes paid (refunded), net	(446,000)	4,868,000	10,567,000
Non-cash reduction of assets under lease financing obligations	0	0	288,000
Non-cash reduction of lease financing obligations	$ 0	$ 0	$ 880,000